SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.4%
	Financial Services — 0.4%
	Capital Markets — 0.4%
[a,b]	Gabelli Dividend & Income Trust Series J, 1.70%, 3/26/2028	1,162	$ 26,145,000
			26,145,000
	Total Preferred Stock (Cost $29,019,196)		26,145,000
	Asset Backed Securities — 16.1%
	Auto Receivables — 2.1%
	ACC Auto Trust,
[c]	Series 2021-A Class A, 1.08% due 4/15/2027	$ 514,243	513,489
[c]	Series 2022-A Class A, 4.58% due 7/15/2026	5,608,097	5,529,835
[c]	ACC Trust, Series 2022-1 Class A, 1.19% due 9/20/2024	1,631,055	1,623,711
	ACM Auto Trust,
[c]	Series 2023-1A Class A, 6.61% due 1/22/2030	3,115,771	3,115,324
[c]	Series 2023-2A Class A, 7.97% due 6/20/2030	11,650,000	11,648,824
	American Credit Acceptance Receivables Trust,
[c]	Series 2020-2 Class C, 3.88% due 4/13/2026	2,828,822	2,816,274
[c]	Series 2020-2 Class D, 5.65% due 5/13/2026	4,250,000	4,234,004
	Arivo Acceptance Auto Loan Receivables Trust,
[c]	Series 2019-1 Class B, 3.37% due 6/15/2025	1,713,886	1,712,258
[c]	Series 2021-1A Class A, 1.19% due 1/15/2027	1,909,573	1,862,574
[c]	Avid Automobile Receivables Trust, Series 2023-1 Class A, 6.63% due 7/15/2026	7,604,968	7,610,970
	BOF URSA VI Funding Trust I,
[c]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	3,946,938	3,895,755
[c]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	10,405,313	10,270,390
[c]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	13,175,000	13,138,815
[c]	Carvana Auto Receivables Trust, Series 2023-N1 Class A, 6.36% due 4/12/2027	8,494,382	8,477,941
[c]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	1,537,681	1,517,103
[c]	DT Auto Owner Trust, Series 2019-4A Class D, 2.85% due 7/15/2025	4,461,834	4,405,873
[c]	Exeter Automobile Receivables Trust, Series 2019-3A Class D, 3.11% due 8/15/2025	779,110	769,390
	FHF Trust,
[c]	Series 2021-1A Class A, 1.27% due 3/15/2027	6,918,137	6,610,073
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	5,548,205	5,284,948
[c]	Series 2023-1A Class A2, 6.57% due 6/15/2028	5,000,000	4,963,177
[c]	Flagship Credit Auto Trust, Series 2019-2 Class D, 3.53% due 5/15/2025	3,221,981	3,175,970
	Lendbuzz Securitization Trust,
[c]	Series 2021-1A Class A, 1.46% due 6/15/2026	10,737,827	10,282,981
[c]	Series 2022-1A Class A, 4.22% due 5/17/2027	8,579,547	8,288,429
[c]	Series 2023-2A Class A2, 7.09% due 10/16/2028	4,800,000	4,786,344
[c]	Lobel Automobile Receivables Trust, Series 2023-1 Class A, 6.97% due 7/15/2026	5,907,355	5,890,765
[c]	Octane Receivables Trust, Series 2020-1A Class A, 1.71% due 2/20/2025	534,665	532,586
[c,d]	Oscar U.S. Funding Trust IX LLC, Series 2018-2A Class A4, 3.63% due 9/10/2025	27,750	27,742
[c,d]	Oscar U.S. Funding XII LLC, Series 2021-1A Class A3, 0.70% due 4/10/2025	11,822,940	11,630,498
[c]	Tricolor Auto Securitization Trust, Series 2023-1A Class A, 6.48% due 8/17/2026	5,030,425	5,015,055
[c]	Veros Auto Receivables Trust, Series 2021-1 Class A, 0.92% due 10/15/2026	839,580	835,197
			150,466,295
	Credit Card — 1.0%
[c]	Avant Credit Card Master Trust, Series 2021-1A Class A, 1.37% due 4/15/2027	11,900,000	11,141,263
[c]	Continental Credit Card ABS LLC, Series 2019-1A Class A, 3.83% due 8/15/2026	1,794,543	1,789,327
[c]	Continental Finance Credit Card ABS Master Trust, Series 2020-1A Class A, 2.24% due 12/15/2028	17,500,000	16,759,510
	Mercury Financial Credit Card Master Trust,
[c]	Series 2022-1A Class A, 2.50% due 9/21/2026	32,350,000	30,560,240
[c]	Series 2023-1A Class A, 8.04% due 9/20/2027	14,600,000	14,582,185
			74,832,525
	Other Asset Backed — 10.0%
[c]	Affirm Asset Securitization Trust, Series 2020-Z1 Class A, 3.46% due 10/15/2024	375,769	374,801
[c]	AFG ABS I LLC, Series 2023-1 Class A2, 6.30% due 9/16/2030	9,999,904	10,005,912
[c]	Amur Equipment Finance Receivables X LLC, Series 2022-1A Class A2, 1.64% due 10/20/2027	22,912,046	21,955,271

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Aqua Finance Trust,
[c]	Series 2020-AA Class A, 1.90% due 7/17/2046	$ 17,587,974	$ 16,190,833
[c]	Series 2020-AA Class C, 3.97% due 7/17/2046	6,300,000	5,336,390
[c]	Series 2021-A Class A, 1.54% due 7/17/2046	11,847,954	10,480,035
[b,c,d]	Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1 Class A, 6.517% (SOFR30A + 1.45%) due 1/15/2037	37,350,000	36,673,741
[c]	Bankers Healthcare Group Securitization Trust, Series 2020-A Class A, 2.56% due 9/17/2031	1,242,018	1,218,613
	BHG Securitization Trust,
[c]	Series 2021-B Class A, 0.90% due 10/17/2034	6,374,428	6,071,469
[c]	Series 2022-A Class A, 1.71% due 2/20/2035	20,143,496	19,208,640
[c]	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	889,224	851,157
[c]	CFG Investments Ltd., Series 2021-1 Class A, 4.70% due 5/20/2032	6,000,000	5,853,569
[c]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	4,311,089	3,968,190
[c]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	9,255,373	9,098,354
	Dext ABS LLC,
[c]	Series 2020-1 Class A, 1.46% due 2/16/2027	557,660	556,933
[c]	Series 2021-1 Class A, 1.12% due 2/15/2028	12,152,796	11,704,058
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	36,000,000	30,904,139
[c]	Diamond Issuer, Series 2021-1A Class A, 2.305% due 11/20/2051	27,894,000	23,806,020
[c]	Diamond Resorts Owner Trust, Series 2019-1A Class A, 2.89% due 2/20/2032	3,793,638	3,601,693
[c,d]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	3,313,184	1,989,898
	Entergy New Orleans Storm Recovery Funding I LLC, Series 2015-1 Class A, 2.67% due 6/1/2027	1,928,983	1,885,087
[c]	ExteNet LLC, Series 2019-1A Class A2, 3.204% due 7/26/2049	9,855,000	9,411,947
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,873,935	16,540,112
	Foundation Finance Trust,
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	3,209,599	3,144,809
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	4,572,126	4,399,806
[c]	Series 2020-1A Class B, 4.62% due 7/16/2040	3,000,000	2,784,530
[c]	Series 2021-1A Class A, 1.27% due 5/15/2041	15,018,602	13,115,172
[c]	Series 2021-2A Class A, 2.19% due 1/15/2042	10,896,850	9,931,138
	Goldman Home Improvement Trust Issuer Trust,
[c]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	12,268,375	11,334,875
[c]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	5,893,450	5,692,174
[c]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	17,991,990	14,713,216
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	15,537,451	12,240,096
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	10,319,293	8,054,763
[b,c,d]	Greystone Commercial Real Estate Notes Ltd., Series 2021-FL3 Class A, 6.282% (TSFR1M + 1.13%) due 7/15/2039	13,382,000	13,067,142
	HERO Funding Trust,
[c]	Series 2015-1A Class A, 3.84% due 9/21/2040	2,435,304	2,193,051
[c]	Series 2017-2A Class A1, 3.28% due 9/20/2048	483,865	416,097
	Hilton Grand Vacations Trust,
[c]	Series 2019-AA Class A, 2.34% due 7/25/2033	3,659,469	3,435,210
[c]	Series 2020-AA Class A, 2.74% due 2/25/2039	746,435	700,446
[c]	HIN Timeshare Trust, Series 2020-A Class A, 1.39% due 10/9/2039	3,613,135	3,240,914
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	8,873,492	7,445,536
	LendingPoint Asset Securitization Trust,
[c]	Series 2012-B Class A, 4.77% due 10/15/2029	4,212,859	4,164,058
[c]	Series 2020-REV1 Class A, 2.731% due 10/15/2028	9,715,049	9,688,169
	LendingPoint Pass-Through Trust,
[c]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	4,294,913	4,097,611
[c]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	5,301,571	5,123,785
[c]	LL ABS Trust, Series 2021-1A Class A, 1.07% due 5/15/2029	4,174,960	4,063,736
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	16,362,612	13,113,012
[c]	Marlette Funding Trust, Series 2022-3A Class A, 5.18% due 11/15/2032	3,595,254	3,567,609
	Mosaic Solar Loan Trust,
[c]	Series 2019-1A Class A, 4.37% due 12/21/2043	1,125,654	1,026,705
[c]	Series 2021 Class A, 2.10% due 4/20/2046	3,672,396	3,081,060
[c]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1 Class AT1, 1.426% due 8/15/2053	65,590,000	65,067,648
	NRZ Advance Receivables Trust,
[c]	Series 2020-T2 Class AT2, 1.475% due 9/15/2053	49,400,000	48,743,054
[c]	Series 2020-T2 Class BT2, 1.724% due 9/15/2053	3,000,000	2,957,367
	Oportun Funding LLC,
[c]	Series 2019-A Class B, 3.87% due 8/8/2025	3,121,954	3,056,187
[c]	Series 2022-1 Class A, 3.25% due 6/15/2029	6,671,863	6,616,892
[c]	Oportun Issuance Trust, Series 2022-A Class A, 5.05% due 6/9/2031	22,026,000	21,539,181

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pagaya AI Debt Selection Trust,
[c]	Series 2021-1 Class A, 1.18% due 11/15/2027	$ 1,161,012	$ 1,158,996
[c]	Series 2021-3 Class A, 1.15% due 5/15/2029	4,190,776	4,148,165
[c]	Series 2021-HG1 Class A, 1.22% due 1/16/2029	5,459,763	5,227,924
	Pagaya AI Debt Trust,
[c]	Series 2022-1 Class A, 2.03% due 10/15/2029	18,266,365	17,765,966
[c]	Series 2022-2 Class A, 4.97% due 1/15/2030	8,038,844	7,931,163
[c]	Series 2023-1 Class A, 7.556% due 7/15/2030	6,582,111	6,600,283
	Pawnee Equipment Receivables LLC,
[c]	Series 2020-1 Class A, 1.37% due 11/17/2025	219,814	219,480
[c]	Series 2021-1 Class A2, 1.10% due 7/15/2027	4,449,913	4,288,087
[c]	Post Road Equipment Finance, Series 2022-1A Class A1, 3.76% due 8/16/2027	7,443,764	7,358,157
[b,c]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	4,610,000	4,468,408
[c]	SCF Equipment Leasing LLC, Series 2019-2A Class C, 3.11% due 6/21/2027	3,000,000	2,866,940
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	15,836,730	14,634,206
[c]	Sierra Timeshare Receivables Funding LLC, Series 2019-1A Class A, 3.20% due 1/20/2036	637,440	609,111
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	24,431,033	22,170,714
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	6,000,000	5,375,438
[c]	Stack Infrastructure Issuer LLC, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	6,565,322
[c]	Theorem Funding Trust, Series 2021-1A Class A, 1.21% due 12/15/2027	1,348,187	1,342,019
	Upstart Pass-Through Trust,
[c]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	293,504	288,427
[c]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	1,418,907	1,394,756
[c]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	1,637,294	1,543,788
[c]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	2,121,891	2,007,305
[c]	Series 2021-ST6 Class A, 1.85% due 8/20/2027	2,748,199	2,602,495
[c]	Series 2021-ST8 Class A, 1.75% due 10/20/2029	4,002,389	3,722,303
	Upstart Securitization Trust,
[c]	Series 2021-2 Class A, 0.91% due 6/20/2031	153,711	153,320
[c]	Series 2021-4 Class A, 0.84% due 9/20/2031	1,728,768	1,702,097
[c]	Series 2023-1 Class A, 6.59% due 2/20/2033	3,319,412	3,299,977
	Upstart Structured Pass-Through Trust,
[c]	Series 2022-1A Class A, 3.40% due 4/15/2030	15,963,135	15,336,181
[c]	Series 2022-4A Class A, 7.01% due 11/15/2030	5,952,398	5,940,626
			710,223,565
	Student Loan — 3.0%
	College Ave Student Loans LLC,
[b,c]	Series 2021-A Class A1, 6.25% (LIBOR 1 Month + 1.10%) due 7/25/2051	8,405,487	8,208,412
[c]	Series 2021-A Class A2, 1.60% due 7/25/2051	1,943,786	1,657,623
[b,c]	Series 2021-C Class A1, 6.05% (LIBOR 1 Month + 0.90%) due 7/26/2055	13,767,190	13,145,214
	Commonbond Student Loan Trust,
[c]	Series 18-CGS Class A1, 3.87% due 2/25/2046	1,679,525	1,582,833
[c]	Series 2020-1 Class A, 1.69% due 10/25/2051	12,018,489	10,321,715
[c]	Series 2021-AGS Class A, 1.20% due 3/25/2052	9,383,744	7,761,155
[c]	Series 2021-BGS Class A, 1.17% due 9/25/2051	10,846,024	8,819,449
	Navient Private Education Loan Trust,
[b,c]	Series 2015-AA Class A2B, 6.393% (LIBOR 1 Month + 1.20%) due 12/15/2028	34,618	34,616
[c]	Series 2017-A Class A2A, 2.88% due 12/16/2058	610,012	601,133
	Navient Private Education Refi Loan Trust,
[b,c]	Series 2019-D Class A2B, 6.243% (LIBOR 1 Month + 1.05%) due 12/15/2059	8,400,815	8,192,931
[c]	Series 2021-A Class A, 0.84% due 5/15/2069	3,117,198	2,703,090
[c]	Series 2022-BA Class A, 4.16% due 10/15/2070	21,679,462	20,469,783
	Navient Student Loan Trust,
[b]	Series 2014-1 Class A3, 5.66% (LIBOR 1 Month + 0.51%) due 6/25/2031	4,572,095	4,407,983
[b,c]	Series 2019-BA Class A2B, 6.173% (LIBOR 1 Month + 0.98%) due 12/15/2059	1,273,380	1,264,873
	Nelnet Student Loan Trust,
[b,c]	Series 2013-1A Class A, 5.75% (LIBOR 1 Month + 0.60%) due 6/25/2041	2,718,345	2,618,649
[b,c]	Series 2015-2A Class A2, 5.75% (LIBOR 1 Month + 0.60%) due 9/25/2042	20,732,202	19,804,062
[b,c]	Series 2015-3A Class A2, 5.75% (LIBOR 1 Month + 0.60%) due 2/27/2051	1,215,449	1,198,423
[b,c]	Series 2021-CA Class AFL, 5.886% (LIBOR 1 Month + 0.74%) due 4/20/2062	11,738,255	11,512,116
[b,c]	Series 2021-DA Class AFL, 5.836% (LIBOR 1 Month + 0.69%) due 4/20/2062	17,023,845	16,690,433
[b,c]	Pennsylvania Higher Education Assistance Agency, Student Loan Trust, Series 2012-1A Class A1, 5.70% (LIBOR 1 Month + 0.55%) due 5/25/2057	646,698	631,342
[b,c,d]	Prodigy Finance DAC, Series 2021-1A Class A, 6.454% (TSFR1M + 1.36%) due 7/25/2051	2,258,628	2,226,033

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	SLM Student Loan Trust,
[b]	Series 2011-2 Class A2, 6.35% (LIBOR 1 Month + 1.20%) due 10/25/2034	$ 8,696,723	$ 8,650,590
[b]	Series 2013-6 Class A3, 5.80% (LIBOR 1 Month + 0.65%) due 6/26/2028	23,770,715	23,088,450
	SMB Private Education Loan Trust,
[b,c]	Series 2017-B Class A2B, 5.943% (LIBOR 1 Month + 0.75%) due 10/15/2035	814,251	806,951
[b,c]	Series 2021-D Class A1B, 5.793% (LIBOR 1 Month + 0.60%) due 3/17/2053	7,104,257	6,910,525
[b,c]	Series 2021-E Class A1B, 5.823% (LIBOR 1 Month + 0.63%) due 2/15/2051	21,569,940	21,009,679
[b,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 5.857% (LIBOR 1 Month + 0.70%) due 11/20/2061	5,938,596	5,864,449
			210,182,512
	Total Asset Backed Securities (Cost $1,209,548,551)		1,145,704,897
	Corporate Bonds — 48.2%
	Automobiles & Components — 0.9%
	Automobile Components — 0.1%
[d]	Aptiv plc/Aptiv Corp., 2.396% due 2/18/2025	5,434,000	5,159,692
	Automobiles — 0.7%
[b,c]	Daimler Truck Finance North America LLC, 5.841% (SOFR + 0.75%) due 12/13/2024	10,414,000	10,383,070
	Hyundai Capital America,
[c]	0.875% due 6/14/2024	8,710,000	8,305,159
[c]	1.00% due 9/17/2024	8,872,000	8,347,044
[c]	1.80% due 10/15/2025 - 1/10/2028	9,765,000	8,610,034
[c]	2.375% due 10/15/2027	3,500,000	3,063,375
[c]	3.00% due 2/10/2027	2,105,000	1,918,729
[c,d]	Hyundai Capital Services, Inc., 1.25% due 2/8/2026	2,970,000	2,642,884
[c,d]	Kia Corp., 2.375% due 2/14/2025	9,800,000	9,270,604
	Trading Companies & Distributors — 0.1%
[c]	LKQ Corp., 6.25% due 6/15/2033	5,840,000	5,873,813
			63,574,404
	Banks — 1.0%
	Banks — 1.0%
	FNB Corp., 5.15% due 8/25/2025	5,748,000	5,520,724
	KeyBank NA, 5.00% due 1/26/2033	12,100,000	10,442,179
[b,c,d]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	13,033,000	11,641,206
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	6,823,000	6,145,340
	3.45% due 6/2/2025	4,453,000	4,201,628
	4.40% due 7/13/2027	4,940,000	4,648,194
	Sumitomo Mitsui Trust Bank Ltd.,
[c,d]	0.80% due 9/12/2023	14,760,000	14,616,828
[c,d]	0.85% due 3/25/2024	6,550,000	6,311,777
	Synchrony Bank, 5.40% due 8/22/2025	7,250,000	6,931,580
			70,459,456
	Capital Goods — 0.6%
	Aerospace & Defense — 0.2%
	Boeing Co., 2.196% due 2/4/2026	6,256,000	5,744,822
	Teledyne Technologies, Inc., 2.25% due 4/1/2028	10,513,000	9,170,805
	Industrial Conglomerates — 0.0%
	Trane Technologies Co. LLC, 6.391% due 11/15/2027	3,000,000	3,064,470
	Machinery — 0.4%
	Flowserve Corp., 3.50% due 10/1/2030	5,914,000	5,060,255
[d]	nVent Finance Sarl, 4.55% due 4/15/2028	7,023,000	6,584,554
	Regal Rexnord Corp.,
[c]	6.05% due 2/15/2026	4,906,000	4,915,322
[c]	6.30% due 2/15/2030	5,891,000	5,875,212
	Westinghouse Air Brake Technologies Corp., 4.40% due 3/15/2024	3,853,000	3,801,254
			44,216,694
	Commercial & Professional Services — 0.5%
	Commercial Services & Supplies — 0.5%
	Avery Dennison Corp., 5.75% due 3/15/2033	9,120,000	9,305,045
	Equifax, Inc., 5.10% due 6/1/2028	13,770,000	13,586,446

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Quanta Services, Inc., 0.95% due 10/1/2024	$ 10,296,000	$ 9,676,695
			32,568,186
	Commercial Services — 0.2%
	Commercial Services & Supplies — 0.2%
[c,d]	Element Fleet Management Corp., 6.271% due 6/26/2026	11,400,000	11,369,790
			11,369,790
	Consumer Discretionary Distribution & Retail — 0.2%
	Specialty Retail — 0.2%
	Advance Auto Parts, Inc.,
	1.75% due 10/1/2027	4,763,000	3,952,909
	3.90% due 4/15/2030	6,584,000	5,652,693
	Tractor Supply Co., 5.25% due 5/15/2033	4,695,000	4,654,201
			14,259,803
	Consumer Durables & Apparel — 0.0%
	Household Durables — 0.0%
[c,d]	Panasonic Holdings Corp., 2.679% due 7/19/2024	2,000,000	1,929,380
			1,929,380
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
	Warnermedia Holdings, Inc.,
	3.428% due 3/15/2024	4,090,000	4,008,077
	3.528% due 3/15/2024	10,415,000	10,215,136
	6.412% due 3/15/2026	10,000,000	10,007,300
			24,230,513
	Consumer Staples Distribution & Retail — 0.2%
	Consumer Staples Distribution & Retail — 0.2%
[c]	7-Eleven, Inc., 0.80% due 2/10/2024	13,945,000	13,511,171
			13,511,171
	Energy — 2.0%
	Energy Equipment & Services — 0.0%
[c,d,e,f]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	3,997,362	20,027
	Oil, Gas & Consumable Fuels — 2.0%
	Buckeye Partners LP, 4.15% due 7/1/2023	7,000,000	7,000,000
[c]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	9,092,000	8,683,496
[c]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	4,068,000	3,442,586
[c]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	10,778,000	8,579,180
	Galaxy Pipeline Assets Bidco Ltd.,
[c,d]	1.75% due 9/30/2027	30,294,383	27,959,898
[c,d]	2.16% due 3/31/2034	8,906,484	7,573,183
[c,d,e,f]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	32,475,000	19,612,627
	Gray Oak Pipeline LLC,
[c]	2.00% due 9/15/2023	17,190,000	17,051,621
[c]	3.45% due 10/15/2027	12,955,000	11,597,316
	Kinder Morgan, Inc., 5.20% due 6/1/2033	7,878,000	7,630,394
[c]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	16,535,000	15,136,966
[c,d]	TMS Issuer Sarl, 5.78% due 8/23/2032	10,700,000	10,999,279
			145,286,573
	Equity Real Estate Investment Trusts (REITs) — 2.2%
	Diversified REITs — 2.2%
	American Tower Corp.,
	1.45% due 9/15/2026	4,969,000	4,376,645
	1.50% due 1/31/2028	1,793,000	1,506,407
	2.40% due 3/15/2025	12,850,000	12,114,337
	3.65% due 3/15/2027	6,380,000	5,978,953
	Crown Castle, Inc.,
	1.05% due 7/15/2026	6,222,000	5,458,685
	5.00% due 1/11/2028	7,301,000	7,189,733
	Digital Realty Trust LP,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	4.45% due 7/15/2028	$ 4,880,000	$ 4,583,637
	5.55% due 1/15/2028	13,400,000	13,238,664
	Extra Space Storage LP,
	3.90% due 4/1/2029	4,920,000	4,482,120
	5.70% due 4/1/2028	3,245,000	3,242,891
	Realty Income Corp., 5.05% due 1/13/2026	6,146,000	6,100,089
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	26,000,000	22,426,386
[c]	1.84% due 4/15/2027	8,140,000	7,001,460
[c]	2.836% due 1/15/2050	12,661,000	12,021,802
[c]	6.599% due 1/15/2028	7,950,000	8,078,365
	Service Properties Trust,
	4.35% due 10/1/2024	10,161,000	9,780,369
	4.65% due 3/15/2024	4,233,000	4,166,796
	5.25% due 2/15/2026	4,020,000	3,645,256
	Sun Communities Operating LP, 2.30% due 11/1/2028	13,878,000	11,683,611
	Vornado Realty LP,
	2.15% due 6/1/2026	7,000,000	5,929,420
	3.40% due 6/1/2031	2,916,000	2,102,640
			155,108,266
	Financial Services — 8.9%
	Banks — 0.2%
[b,c,d]	DNB Bank ASA, 5.896% (SOFRINDX + 1.95%) due 10/9/2026	7,500,000	7,434,000
[c,d]	Sumitomo Mitsui Trust Bank Ltd., 5.65% due 3/9/2026	3,800,000	3,813,566
	Capital Markets — 2.2%
	Blackstone Private Credit Fund, 2.625% due 12/15/2026	8,137,000	6,952,009
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	14,120,000	12,085,449
	3.375% due 1/20/2027	7,458,000	6,457,808
[c,d]	LSEGA Financing plc, 1.375% due 4/6/2026	9,720,000	8,670,920
	Main Street Capital Corp., 3.00% due 7/14/2026	8,163,000	7,181,726
	Nasdaq, Inc., 5.55% due 2/15/2034	4,632,000	4,650,296
	Owl Rock Capital Corp.,
	2.625% due 1/15/2027	11,030,000	9,363,477
	2.875% due 6/11/2028	11,569,000	9,427,231
	Owl Rock Capital Corp. III, 3.125% due 4/13/2027	16,243,000	13,761,882
	Owl Rock Core Income Corp.,
	3.125% due 9/23/2026	19,056,000	16,493,921
	4.70% due 2/8/2027	4,870,000	4,427,999
	5.50% due 3/21/2025	6,810,000	6,563,206
	Owl Rock Technology Finance Corp.,
	2.50% due 1/15/2027	10,556,000	8,750,185
[c]	3.75% due 6/17/2026	12,276,000	10,690,800
[c]	4.75% due 12/15/2025	17,883,000	16,205,753
	Sixth Street Specialty Lending, Inc.,
	2.50% due 8/1/2026	2,591,000	2,269,871
	3.875% due 11/1/2024	14,960,000	14,445,077
	Consumer Finance — 0.4%
[b]	PNC Financial Services Group, Inc., 5.068% (SOFR + 1.93%) due 1/24/2034	2,374,000	2,276,334
	U.S. Bancorp,
[b]	4.653% (SOFR + 1.23%) due 2/1/2029	7,881,000	7,532,738
[b]	5.775% (SOFR + 2.02%) due 6/12/2029	7,380,000	7,377,048
	Wells Fargo & Co.,
[b]	3.908% (SOFR + 1.32%) due 4/25/2026	8,792,000	8,498,963
[b]	4.808% (SOFR + 1.98%) due 7/25/2028	3,448,000	3,371,385
	Financial Services — 5.7%
	Antares Holdings LP,
[c]	2.75% due 1/15/2027	7,360,000	6,054,925
[c]	3.75% due 7/15/2027	8,520,000	7,115,563
[c]	3.95% due 7/15/2026	14,391,000	12,618,892
[c]	6.00% due 8/15/2023	10,075,000	10,036,413
[d]	Banco Santander SA, 5.147% due 8/18/2025	10,000,000	9,836,600

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Bank of America Corp.,
[b]	0.976% (SOFR + 0.69%) due 4/22/2025	$ 9,525,000	$ 9,128,855
[b]	1.197% (SOFR + 1.01%) due 10/24/2026	3,035,000	2,731,925
[b]	1.734% (SOFR + 0.96%) due 7/22/2027	3,632,000	3,240,870
[b]	3.841% (SOFR + 1.11%) due 4/25/2025	7,305,000	7,166,643
[b]	4.948% (SOFR + 2.04%) due 7/22/2028	6,007,000	5,900,436
	BNP Paribas SA,
[b,c,d]	1.323% (SOFR + 1.00%) due 1/13/2027	7,000,000	6,212,360
[b,c,d]	2.159% (SOFR + 1.22%) due 9/15/2029	3,650,000	3,038,990
[b,c,d]	2.219% (SOFR + 2.07%) due 6/9/2026	4,800,000	4,446,144
[b]	Charles Schwab Corp., 6.14% (SOFRINDX + 1.05%) due 3/3/2027	33,148,000	32,169,140
	Citigroup, Inc.,
[b]	1.462% (SOFR + 0.77%) due 6/9/2027	7,328,000	6,506,531
[b]	3.07% (SOFR + 1.28%) due 2/24/2028	9,000	8,285
[b]	3.106% (SOFR + 2.84%) due 4/8/2026	4,265,000	4,072,265
	3.40% due 5/1/2026	2,425,000	2,306,636
[b]	4.412% (SOFR + 3.91%) due 3/31/2031	7,315,000	6,881,733
[b]	5.75% (SOFR + 0.67%) due 5/1/2025	5,753,000	5,735,223
	Deutsche Bank AG,
[d]	0.898% due 5/28/2024	10,952,000	10,437,256
[b,d]	2.552% (SOFR + 1.32%) due 1/7/2028	4,940,000	4,287,772
	Goldman Sachs Group, Inc.,
[b]	1.757% (SOFR + 0.73%) due 1/24/2025	3,991,000	3,887,952
[b]	5.52% (SOFR + 0.50%) due 7/16/2024	14,450,000	14,388,154
[b]	5.59% (SOFR + 0.50%) due 9/10/2024	6,506,000	6,465,598
[b]	5.749% (SOFR + 0.70%) due 1/24/2025	6,322,000	6,307,333
[b]	5.91% (SOFR + 0.82%) due 9/10/2027	10,881,000	10,673,282
	HSBC Holdings plc,
[b,d]	1.589% (SOFR + 1.29%) due 5/24/2027	6,100,000	5,384,348
[b,d]	1.645% (SOFR + 1.54%) due 4/18/2026	3,025,000	2,793,194
[b,d]	2.013% (SOFR + 1.73%) due 9/22/2028	9,550,000	8,180,816
[b,d]	2.099% (SOFR + 1.93%) due 6/4/2026	6,800,000	6,297,208
[b,d]	2.206% (SOFR + 1.29%) due 8/17/2029	3,500,000	2,928,520
[b,d]	2.251% (SOFR + 1.10%) due 11/22/2027	3,430,000	3,043,302
[b,d]	4.18% (SOFR + 1.51%) due 12/9/2025	5,400,000	5,243,724
[b,d]	5.21% (SOFR + 2.61%) due 8/11/2028	2,330,000	2,278,414
[b,d]	5.67% (SOFR + 0.58%) due 11/22/2024	1,585,000	1,573,715
	JPMorgan Chase & Co.,
[b]	1.04% (TSFR3M + 0.69%) due 2/4/2027	4,690,000	4,179,822
[b]	1.045% (SOFR + 0.80%) due 11/19/2026	5,982,000	5,359,932
[b]	3.54% (TSFR3M + 1.64%) due 5/1/2028	3,040,000	2,843,190
[b]	6.01% (SOFR + 0.92%) due 2/24/2026	10,418,000	10,424,772
[b,d]	Lloyds Banking Group plc, 3.87% (H15T1Y + 3.50%) due 7/9/2025	3,500,000	3,409,070
	Mitsubishi UFJ Financial Group, Inc.,
[b,d]	0.953% (H15T1Y + 0.55%) due 7/19/2025	14,075,000	13,299,467
[b,d]	1.538% (H15T1Y + 0.75%) due 7/20/2027	4,800,000	4,234,800
[b,d]	1.64% (H15T1Y + 0.67%) due 10/13/2027	3,750,000	3,297,075
[b,d]	2.309% (H15T1Y + 0.95%) due 7/20/2032	2,750,000	2,186,772
[b,d]	4.788% (H15T1Y + 1.70%) due 7/18/2025	4,550,000	4,484,980
[b,d]	5.017% (H15T1Y + 1.95%) due 7/20/2028	1,250,000	1,224,988
[b,d]	5.354% (H15T1Y + 1.90%) due 9/13/2028	5,000,000	4,964,800
[b,d]	Mizuho Financial Group, Inc., 3.922% (TSFR3M + 1.26%) due 9/11/2024	10,850,000	10,797,269
	Morgan Stanley,
[b]	0.791% (SOFR + 0.51%) due 1/22/2025	11,785,000	11,420,961
[b]	1.164% (SOFR + 0.56%) due 10/21/2025	9,635,000	9,007,858
[b,d]	NatWest Group plc, 1.642% (H15T1Y + 0.90%) due 6/14/2027	3,000,000	2,641,440
	Societe Generale SA,
[b,c,d]	1.792% (H15T1Y + 1.00%) due 6/9/2027	4,933,000	4,300,935
[c,d]	2.625% due 1/22/2025	4,000,000	3,760,240
[c,d]	3.875% due 3/28/2024	8,000,000	7,846,720
[c,d]	4.25% due 9/14/2023	9,000,000	8,953,650
[b,c,d]	6.096% (SOFR + 1.05%) due 1/21/2026	6,400,000	6,328,768
[d]	Sumitomo Mitsui Financial Group, Inc., 1.402% due 9/17/2026	11,650,000	10,243,961
[b,c,d]	UBS AG, 5.54% (SOFR + 0.45%) due 8/9/2024	2,800,000	2,787,400

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	UBS Group AG,
[b,c,d]	1.494% (H15T1Y + 0.85%) due 8/10/2027	$ 7,121,000	$ 6,119,431
[b,c,d]	4.49% (H15T1Y + 1.60%) due 8/5/2025	9,800,000	9,572,836
[b,c,d]	4.751% (H15T1Y + 1.75%) due 5/12/2028	7,800,000	7,397,910
	Western Union Co., 2.85% due 1/10/2025	7,256,000	6,909,163
	Insurance — 0.4%
[c]	Five Corners Funding Trust III, 5.791% due 2/15/2033	5,900,000	5,996,524
[c]	Global Atlantic Fin Co., 4.40% due 10/15/2029	27,285,000	23,009,168
			635,084,563
	Food, Beverage & Tobacco — 0.9%
	Beverages — 0.6%
[c,d]	Becle SAB de CV, 2.50% due 10/14/2031	28,038,000	22,414,979
	Constellation Brands, Inc., 5.00% due 2/2/2026	2,750,000	2,740,403
	Huntington Ingalls Industries, Inc., 2.043% due 8/16/2028	17,717,000	14,903,895
	Food Products — 0.1%
[b]	General Mills, Inc., 6.27% (LIBOR 3 Month + 1.01%) due 10/17/2023	2,475,000	2,477,896
	Ingredion, Inc., 2.90% due 6/1/2030	9,725,000	8,399,871
	Tobacco — 0.2%
	BAT Capital Corp.,
	2.726% due 3/25/2031	2,950,000	2,348,996
	3.557% due 8/15/2027	5,838,000	5,374,813
	BAT International Finance plc,
[d]	1.668% due 3/25/2026	4,764,000	4,283,551
[d]	4.448% due 3/16/2028	3,000,000	2,828,790
			65,773,194
	Health Care Equipment & Services — 0.9%
	Health Care Equipment & Supplies — 0.2%
[c,d]	Olympus Corp., 2.143% due 12/8/2026	14,061,000	12,546,912
	Health Care Providers & Services — 0.7%
	Centene Corp., 3.00% due 10/15/2030	9,314,000	7,766,758
[c]	Highmark, Inc., 1.45% due 5/10/2026	20,542,000	18,291,213
	Humana, Inc., 5.70% due 3/13/2026	11,996,000	12,003,437
[c]	IQVIA, Inc., 5.70% due 5/15/2028	4,800,000	4,755,648
	Laboratory Corp. of America Holdings, 1.55% due 6/1/2026	8,355,000	7,453,663
			62,817,631
	Household & Personal Products — 0.1%
	Household Products — 0.1%
[c,d]	Kimberly-Clark de Mexico SAB de CV, 3.80% due 4/8/2024	3,900,000	3,834,519
			3,834,519
	Industrials — 0.2%
	Transportation Infrastructure — 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
[c]	5.55% due 5/1/2028	9,819,000	9,684,480
[c]	5.75% due 5/24/2026	2,480,000	2,457,928
[c]	6.20% due 6/15/2030	2,400,000	2,414,352
			14,556,760
	Insurance — 8.2%
	Insurance — 8.2%
[c]	American National Group LLC, 6.144% due 6/13/2032	25,662,000	24,281,898
	Arthur J Gallagher & Co., 5.50% due 3/2/2033	8,212,000	8,251,582
[c,d]	Ascot Group Ltd., 4.25% due 12/15/2030	12,308,000	8,980,655
[c]	Belrose Funding Trust, 2.33% due 8/15/2030	9,685,000	7,390,042
	Brighthouse Financial Global Funding,
[c]	1.55% due 5/24/2026	7,538,000	6,674,597
[c]	2.00% due 6/28/2028	10,733,000	8,972,466
[b,c]	5.78% (SOFR + 0.76%) due 4/12/2024	7,247,000	7,180,110
	Brighthouse Financial, Inc., 5.625% due 5/15/2030	10,707,000	10,347,887

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	CNO Global Funding,
[c]	1.65% due 1/6/2025	$ 5,359,000	$ 4,981,673
[c]	1.75% due 10/7/2026	9,414,000	8,313,692
[c,d]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	11,510,000	11,028,882
	Enstar Group Ltd.,
[d]	3.10% due 9/1/2031	10,106,000	7,930,380
[d]	4.95% due 6/1/2029	16,116,000	15,031,554
	Equitable Financial Life Global Funding,
[c]	1.00% due 1/9/2026	8,665,000	7,673,117
[c]	1.40% due 7/7/2025 - 8/27/2027	16,048,000	14,305,022
[c]	1.80% due 3/8/2028	6,800,000	5,755,248
	F&G Global Funding,
[c]	1.75% due 6/30/2026	16,912,000	14,954,605
[c]	2.00% due 9/20/2028	21,244,000	17,531,611
[c]	2.30% due 4/11/2027	13,552,000	11,988,235
	Fairfax Financial Holdings Ltd.,
[d]	3.375% due 3/3/2031	5,261,000	4,435,970
[d]	4.625% due 4/29/2030	9,447,000	8,840,219
[d]	5.625% due 8/16/2032	15,746,000	15,257,717
[c,d]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	17,531,000	13,935,392
	Fidelity National Financial, Inc., 3.40% due 6/15/2030	14,931,000	13,053,576
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,720,327
	4.00% due 5/15/2030	4,316,000	3,791,649
	GA Global Funding Trust,
[c]	1.625% due 1/15/2026	1,940,000	1,720,838
[c]	2.25% due 1/6/2027	9,479,000	8,396,119
[c]	3.85% due 4/11/2025	11,960,000	11,405,774
[b,c]	5.591% (SOFR + 0.50%) due 9/13/2024	6,888,000	6,751,135
	Globe Life, Inc., 4.80% due 6/15/2032	3,410,000	3,272,884
[c]	Guardian Life Global Funding, 5.55% due 10/28/2027	9,750,000	9,864,952
	Horace Mann Educators Corp., 4.50% due 12/1/2025	6,533,000	6,148,664
	Jackson National Life Global Funding,
[c]	3.25% due 1/30/2024	5,000,000	4,914,050
[c]	5.25% due 4/12/2028	8,153,000	7,775,435
[c]	5.50% due 1/9/2026	12,660,000	12,377,429
	Mercury General Corp., 4.40% due 3/15/2027	2,901,000	2,742,692
	Metropolitan Life Global Funding I,
[c]	3.30% due 3/21/2029	4,000,000	3,598,640
[b,c]	5.326% (SOFR + 0.32%) due 1/7/2024	14,683,000	14,653,928
[b,c]	Nationwide Mutual Insurance Co., 7.842% (LIBOR 3 Month + 2.29%) due 12/15/2024	16,096,000	16,047,551
	New York Life Global Funding,
[c]	4.55% due 1/28/2033	4,892,000	4,710,213
[b,c]	5.57% (SOFR + 0.48%) due 6/9/2026	22,760,000	22,165,281
	Pacific Life Global Funding II,
[b,c]	5.71% (SOFR + 0.62%) due 6/4/2026	13,475,000	13,074,523
[b,c]	5.892% (SOFRINDX + 0.80%) due 3/30/2025	653,000	649,722
[c]	Protective Life Corp., 3.40% due 1/15/2030	16,787,000	14,566,584
	Protective Life Global Funding,
[c]	1.618% due 4/15/2026	14,716,000	13,171,261
[c]	3.218% due 3/28/2025	4,000,000	3,818,280
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	12,295,000	12,382,049
	Reliance Standard Life Global Funding II,
[c]	1.512% due 9/28/2026	10,762,000	9,357,559
[c]	2.75% due 5/7/2025	13,490,000	12,609,103
[c]	3.85% due 9/19/2023	5,950,000	5,900,556
[c]	5.243% due 2/2/2026	3,922,000	3,842,854
[c]	RGA Global Funding, 2.70% due 1/18/2029	11,803,000	10,177,373
[c]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	7,326,959
[c]	Security Benefit Global Funding, 1.25% due 5/17/2024	37,488,000	35,678,454
	Stewart Information Services Corp., 3.60% due 11/15/2031	22,401,000	17,083,451
	Willis North America, Inc.,
	4.65% due 6/15/2027	14,331,000	13,929,445
	5.35% due 5/15/2033	9,835,000	9,594,731
			582,316,595

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Materials — 1.8%
	Chemicals — 0.4%
	FMC Corp., 5.15% due 5/18/2026	$ 4,860,000	$ 4,787,149
[c,d]	LG Chem Ltd., 4.375% due 7/14/2025	5,000,000	4,856,650
[c,d]	OCP SA, 5.625% due 4/25/2024	8,555,000	8,505,552
	Phosagro OAO Via Phosagro Bond Funding DAC,
[c,d,e,f]	3.05% due 1/23/2025	2,525,000	2,106,077
[c,d,e,f]	3.949% due 4/24/2023	14,258,000	12,689,620
	Construction Materials — 0.2%
	Martin Marietta Materials, Inc., 0.65% due 7/15/2023	14,635,000	14,604,852
	Vulcan Materials Co., 5.80% due 3/1/2026	1,095,000	1,094,638
	Containers & Packaging — 0.7%
	Amcor Finance USA, Inc., 5.625% due 5/26/2033	9,565,000	9,456,246
[c,d]	CCL Industries, Inc., 3.05% due 6/1/2030	9,810,000	8,305,146
[c]	Graphic Packaging International LLC, 1.512% due 4/15/2026	6,873,000	6,134,634
[c]	Silgan Holdings, Inc., 1.40% due 4/1/2026	14,004,000	12,396,621
	Sonoco Products Co., 1.80% due 2/1/2025	11,725,000	11,013,644
	Metals & Mining — 0.5%
[d]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	23,500,000	20,552,395
[c,d,e,f]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	12,700,000	6,851,777
[c,d]	Newcrest Finance Pty Ltd., 3.25% due 5/13/2030	2,961,000	2,616,014
[c,d]	POSCO, 5.625% due 1/17/2026	4,700,000	4,689,848
			130,660,863
	Pharmaceuticals, Biotechnology & Life Sciences — 1.2%
	Biotechnology — 0.4%
	Amgen, Inc.,
	5.25% due 3/2/2033	4,699,000	4,703,746
	5.507% due 3/2/2026	7,240,000	7,222,407
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	5,820,000	5,417,023
	Illumina, Inc., 5.80% due 12/12/2025	5,600,000	5,613,720
[d]	Royalty Pharma plc, 1.75% due 9/2/2027	7,532,000	6,484,449
	Pharmaceuticals — 0.8%
[b,d]	AstraZeneca plc, 5.995% (LIBOR 3 Month + 0.67%) due 8/17/2023	10,524,000	10,522,843
[c]	Bayer U.S. Finance II LLC, 4.25% due 12/15/2025	2,500,000	2,407,225
	Cigna Group, 5.685% due 3/15/2026	11,172,000	11,185,518
	CVS Health Corp., 5.125% due 2/21/2030	11,470,000	11,396,592
[d]	Pfizer Investment Enterprises Pte. Ltd., 4.75% due 5/19/2033	13,754,000	13,707,924
	Viatris, Inc., 2.30% due 6/22/2027	4,935,000	4,312,795
			82,974,242
	Semiconductors & Semiconductor Equipment — 2.0%
	Semiconductors & Semiconductor Equipment — 2.0%
[d]	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50% due 1/15/2028	12,245,000	11,311,686
	Broadcom, Inc.,
[c]	3.187% due 11/15/2036	6,583,000	4,974,707
[c]	4.00% due 4/15/2029	2,060,000	1,905,170
	4.15% due 11/15/2030	2,980,000	2,738,531
	4.75% due 4/15/2029	3,575,000	3,461,315
	Microchip Technology, Inc.,
	0.972% due 2/15/2024	18,694,000	18,095,792
	4.25% due 9/1/2025	10,634,000	10,304,665
	Micron Technology, Inc.,
	4.663% due 2/15/2030	4,150,000	3,914,072
	5.327% due 2/6/2029	7,690,000	7,577,265
	6.75% due 11/1/2029	9,900,000	10,290,654
	Qorvo, Inc.,
[c]	1.75% due 12/15/2024	9,528,000	8,863,327
[c]	3.375% due 4/1/2031	14,210,000	11,464,486
	4.375% due 10/15/2029	930,000	841,027
[c,d]	Renesas Electronics Corp., 1.543% due 11/26/2024	19,196,000	17,935,782
	SK Hynix, Inc.,
[c,d]	1.00% due 1/19/2024	6,800,000	6,607,424
[c,d]	1.50% due 1/19/2026	10,200,000	9,036,996

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c,d]	2.375% due 1/19/2031	$ 6,588,000	$ 5,091,536
[c,d]	6.25% due 1/17/2026	3,000,000	2,991,150
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	3,574,000	3,198,230
			140,603,815
	Software & Services — 2.6%
	Information Technology Services — 1.3%
	Block Financial LLC, 2.50% due 7/15/2028	10,392,000	8,851,698
	DXC Technology Co., 2.375% due 9/15/2028	26,644,000	22,229,889
[d]	Genpact Luxembourg Sarl, 3.375% due 12/1/2024	4,350,000	4,184,700
[d]	Genpact Luxembourg Sarl/Genpact USA, Inc., 1.75% due 4/10/2026	5,335,000	4,792,964
	Global Payments, Inc.,
	1.50% due 11/15/2024	5,624,000	5,286,054
	2.15% due 1/15/2027	3,516,000	3,125,724
	Kyndryl Holdings, Inc.,
	2.05% due 10/15/2026	10,562,000	9,173,519
	2.70% due 10/15/2028	22,750,000	18,514,633
	Leidos, Inc., 2.30% due 2/15/2031	8,489,000	6,692,048
[c]	Wipro IT Services LLC, 1.50% due 6/23/2026	10,647,000	9,486,477
	Internet Software & Services — 0.4%
	eBay, Inc., 5.90% due 11/22/2025	5,058,000	5,116,470
	Prosus NV,
[c,d]	3.061% due 7/13/2031	7,816,000	6,115,317
[c,d]	3.257% due 1/19/2027	6,400,000	5,790,912
[c,d]	4.193% due 1/19/2032	13,254,000	11,160,928
	Software — 0.9%
	Fidelity National Information Services, Inc.,
	1.15% due 3/1/2026	4,111,000	3,669,479
	4.70% due 7/15/2027	7,167,000	6,987,682
[c]	Infor, Inc., 1.75% due 7/15/2025	12,382,000	11,302,042
[c]	MSCI, Inc., 3.625% due 9/1/2030	10,700,000	9,258,924
[c,d]	Open Text Corp., 6.90% due 12/1/2027	9,723,000	9,907,640
	Oracle Corp., 1.65% due 3/25/2026	13,136,000	11,928,801
	VMware, Inc.,
	1.00% due 8/15/2024	3,304,000	3,128,524
	4.50% due 5/15/2025	7,543,000	7,383,918
			184,088,343
	Technology Hardware & Equipment — 2.3%
	Communications Equipment — 0.4%
	Motorola Solutions, Inc.,
	2.30% due 11/15/2030	1,582,000	1,279,806
	5.60% due 6/1/2032	24,026,000	23,864,786
	Electronic Equipment, Instruments & Components — 1.1%
[d]	Allegion plc, 3.50% due 10/1/2029	3,059,000	2,709,509
	Arrow Electronics, Inc., 6.125% due 3/1/2026	4,556,000	4,544,656
	Avnet, Inc., 6.25% due 3/15/2028	9,844,000	9,949,429
	Flex Ltd.,
[d]	4.875% due 5/12/2030	9,507,000	9,202,681
[d]	6.00% due 1/15/2028	2,375,000	2,415,209
	TD SYNNEX Corp., 1.75% due 8/9/2026	28,691,000	25,043,513
	Trimble, Inc., 4.75% due 12/1/2024	17,000,000	16,697,910
	Vontier Corp.,
	1.80% due 4/1/2026	5,272,000	4,689,128
	2.40% due 4/1/2028	5,266,000	4,396,478
	Office Electronics — 0.2%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	16,381,000	14,140,079
	Technology Hardware, Storage & Peripherals — 0.6%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	10,317,000	10,245,503
	HP, Inc.,
	1.45% due 6/17/2026	5,334,000	4,787,638
	4.75% due 1/15/2028	6,941,000	6,772,195

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Lenovo Group Ltd.,
[c,d]	5.831% due 1/27/2028	$ 10,065,000	$ 10,000,584
[d]	5.875% due 4/24/2025	10,600,000	10,529,828
			161,268,932
	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
	2.55% due 12/1/2033	1,016,000	795,111
	5.539% due 2/20/2026	31,242,000	31,248,873
	NBN Co. Ltd.,
[c,d]	1.45% due 5/5/2026	29,450,000	26,492,926
[c,d]	1.625% due 1/8/2027	9,800,000	8,687,210
	Wireless Telecommunication Services — 0.1%
	T-Mobile USA, Inc.,
	2.25% due 2/15/2026	4,275,000	3,937,788
	2.625% due 4/15/2026	4,847,000	4,494,575
			75,656,483
	Transportation — 0.4%
	Air Freight & Logistics — 0.4%
	Ryder System, Inc.,
	5.25% due 6/1/2028	12,492,000	12,352,714
	5.65% due 3/1/2028	11,759,000	11,787,575
[c]	TTX Co., 4.15% due 1/15/2024	6,000,000	5,940,900
	Diversified Consumer Services — 0.0%
	University of Chicago, Series 12-B, 3.065% due 10/1/2024	360,000	350,402
			30,431,591
	Utilities — 9.5%
	Electric Utilities — 8.0%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	4,350,000	4,329,599
	Series I, 2.10% due 7/1/2030	12,187,000	9,972,744
[c]	Alexander Funding Trust, 1.841% due 11/15/2023	38,072,000	37,264,112
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	15,759,000	15,570,050
[c]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	5,240,000	4,641,644
	Ameren Corp.,
	1.75% due 3/15/2028	9,990,000	8,574,217
	3.50% due 1/15/2031	5,200,000	4,648,748
	American Electric Power Co., Inc.,
	2.031% due 3/15/2024	3,898,000	3,788,934
	2.30% due 3/1/2030	14,211,000	11,805,788
	Series M, 0.75% due 11/1/2023	9,667,000	9,506,914
	Appalachian Power Co.,
	3.40% due 6/1/2025	3,000,000	2,872,290
	Series BB, 4.50% due 8/1/2032	6,337,000	5,955,639
	Avangrid, Inc.,
	3.15% due 12/1/2024	8,870,000	8,520,877
	3.20% due 4/15/2025	9,395,000	8,940,376
	Black Hills Corp.,
	1.037% due 8/23/2024	22,410,000	21,177,450
	2.50% due 6/15/2030	5,490,000	4,529,305
	5.95% due 3/15/2028	3,846,000	3,894,229
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	18,296,112	15,276,321
[b]	CenterPoint Energy, Inc., 5.739% (SOFRINDX + 0.65%) due 5/13/2024	2,289,000	2,286,276
	Comision Federal de Electricidad,
[c,d]	3.348% due 2/9/2031	8,740,000	6,882,400
[c,d]	4.688% due 5/15/2029	6,125,000	5,502,945
[d]	5.00% due 9/29/2036	18,849,600	15,842,335
	Consolidated Edison, Inc., Series A, 0.65% due 12/1/2023	12,309,000	12,056,419
	Dominion Energy, Inc.,
	5.375% due 11/15/2032	19,385,000	19,478,436
	Series B, 3.60% due 3/15/2027	25,576,000	24,128,910
	DTE Energy Co., 4.875% due 6/1/2028	12,258,000	11,995,189

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Duke Energy Corp., 4.50% due 8/15/2032	$ 10,750,000	$ 10,150,473
	Duke Energy Ohio, Inc., 5.25% due 4/1/2033	2,411,000	2,436,099
	Enel Finance International NV,
[c,d]	1.375% due 7/12/2026	12,250,000	10,808,420
[c,d]	1.875% due 7/12/2028	19,235,000	16,158,939
[c,d]	2.25% due 7/12/2031	5,957,000	4,681,189
[c,d]	5.00% due 6/15/2032	3,073,000	2,900,390
[c,d]	7.50% due 10/14/2032	4,000,000	4,427,320
	Entergy Louisiana LLC, 0.62% due 11/17/2023	3,963,000	3,889,288
	Entergy Mississippi LLC, 3.25% due 12/1/2027	4,727,000	4,298,687
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	8,640,000	7,499,606
	3.45% due 12/1/2027	9,000,000	8,232,480
	Evergy Metro, Inc., 4.95% due 4/15/2033	4,663,000	4,590,584
[c]	Evergy Missouri West, Inc., 5.15% due 12/15/2027	9,711,000	9,597,284
	Eversource Energy,
	5.125% due 5/15/2033	4,950,000	4,883,571
	5.45% due 3/1/2028	2,920,000	2,940,498
	Georgia Power Co., 4.70% due 5/15/2032	18,181,000	17,586,481
	ITC Holdings Corp.,
[c]	2.95% due 5/14/2030	14,800,000	12,728,000
[c]	4.95% due 9/22/2027	12,703,000	12,527,953
[c]	5.40% due 6/1/2033	5,000,000	4,970,050
[c]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	9,414,000	9,109,551
	Kentucky Utilities Co., Series KENT, 5.45% due 4/15/2033	4,920,000	5,014,021
[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	15,653,000	12,163,007
	Louisville Gas & Electric Co., Series LOU, 5.45% due 4/15/2033	4,771,000	4,857,164
[c]	Metropolitan Edison Co., 5.20% due 4/1/2028	1,475,000	1,461,681
[c]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	555,577	554,049
[b]	Mississippi Power Co., Series A, 5.392% (SOFR + 0.30%) due 6/28/2024	6,780,000	6,726,913
	NextEra Energy Capital Holdings, Inc., 6.051% due 3/1/2025	4,701,000	4,728,407
	Northern States Power Co., 3.30% due 6/15/2024	2,500,000	2,435,175
	Oklahoma Gas & Electric Co., 5.40% due 1/15/2033	7,692,000	7,806,918
	Pacific Gas & Electric Co., 3.25% due 2/16/2024	20,160,000	19,783,008
[c]	Pennsylvania Electric Co., 5.15% due 3/30/2026	980,000	965,280
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	5,905,000	4,789,132
	Puget Energy, Inc.,
	2.379% due 6/15/2028	8,825,000	7,607,238
	4.10% due 6/15/2030	4,742,000	4,315,742
	San Diego Gas & Electric Co., Series NNN, 3.60% due 9/1/2023	4,212,000	4,194,941
	Southern California Edison Co., Series C, 4.20% due 6/1/2025	5,722,000	5,584,958
[c,d]	Transelec SA, 4.25% due 1/14/2025	5,200,000	5,072,652
[c]	Vistra Operations Co. LLC, 4.875% due 5/13/2024	25,918,000	25,442,664
	WEC Energy Group, Inc., 2.20% due 12/15/2028	11,412,000	9,827,900
	Gas Utilities — 1.5%
[c]	Brooklyn Union Gas Co., 4.632% due 8/5/2027	9,700,000	9,310,448
[c]	KeySpan Gas East Corp., 5.994% due 3/6/2033	14,757,000	14,883,172
	NiSource, Inc.,
	0.95% due 8/15/2025	11,850,000	10,815,495
	5.25% due 3/30/2028	3,444,000	3,447,444
	Northwest Natural Gas Co., 5.75% due 3/15/2033	7,311,000	7,325,549
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	4,945,000	4,933,577
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	12,206,000	12,110,305
	Southwest Gas Corp.,
	2.20% due 6/15/2030	5,120,000	4,157,799
	4.05% due 3/15/2032	13,150,000	11,835,395
	5.45% due 3/23/2028	3,462,000	3,451,060
	5.80% due 12/1/2027	4,828,000	4,879,418
[b]	Spire Missouri, Inc., 5.591% (SOFR + 0.50%) due 12/2/2024	24,347,000	24,132,016
			678,471,538
	Total Corporate Bonds (Cost $3,686,177,598)		3,425,053,305
	Long-Term Municipal Bonds — 0.1%
	Los Angeles Community College District GO, 1.806% due 8/1/2030	12,115,000	10,142,496

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	New Jersey Transportation Trust Fund Authority, ETM, Series B, 2.631% due 6/15/2024	$ 860,000	$ 837,353
	Total Long-Term Municipal Bonds (Cost $11,688,013)		10,979,849
	Other Government — 0.2%
[c,d]	Bermuda Government International Bond, 2.375% due 8/20/2030	6,800,000	5,695,816
	Carpintero Finance Ltd. (Guaranty: Export Credits Guarantee Department),
[c,d]	2.004% due 9/18/2024	1,642,021	1,593,286
[c,d]	2.581% due 11/11/2024	1,857,950	1,814,346
[c,d]	Finance Department Government of Sharjah, 6.50% due 11/23/2032	3,828,000	3,941,232
[c,d]	Khadrawy Ltd. (Guaranty: Export Credits Guarantee Department), 2.471% due 3/31/2025	1,172,792	1,141,619
[d]	Sharjah Sukuk Program Ltd., 4.226% due 3/14/2028	2,000,000	1,901,100
	Total Other Government (Cost $17,392,821)		16,087,399
	U.S. Treasury Securities — 11.3%
	United States Treasury Notes,
	0.125%, 1/15/2024	50,000,000	48,621,094
	2.50%, 2/28/2026	52,700,000	49,949,719
	2.875%, 5/15/2032	110,098,000	102,098,692
	3.375%, 5/15/2033	17,750,000	17,120,430
	3.625%, 5/15/2026 - 5/31/2028	22,500,000	21,997,071
	4.25%, 5/31/2025	3,000,000	2,962,266
	4.375%, 10/31/2024	19,520,000	19,284,387
	United States Treasury Notes Inflationary Index,
	0.125%, 4/15/2027 - 7/15/2031	334,570,532	302,843,690
	0.25%, 1/15/2025	21,480,617	20,587,421
	0.50%, 4/15/2024 - 1/15/2028	29,172,646	27,867,555
	0.625%, 1/15/2024 - 7/15/2032	115,003,479	106,643,853
	0.75%, 7/15/2028	88,385,473	83,775,000
	Total U.S. Treasury Securities (Cost $812,704,391)		803,751,178
	U.S. Government Agencies — 0.4%
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[b,d]	5.61% (LIBOR 3 Month + 0.35%), 4/15/2025	2,072,000	1,980,231
[d]	6.50%, 1/23/2029	10,007,000	8,284,395
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[d]	2.06%, 1/15/2026	450,000	426,884
[d]	2.512%, 1/15/2026	1,950,000	1,862,562
	Santa Rosa Leasing LLC (Guaranty: Export-Import Bank of the United States), 1.693%, 8/15/2024	407,159	401,772
	Small Business Administration Participation Certificates,
	Series 2008-20D Class 1, 5.37%, 4/1/2028	263,839	256,535
	Series 2009-20E Class 1, 4.43%, 5/1/2029	146,641	139,835
	Series 2009-20K Class 1, 4.09%, 11/1/2029	1,158,162	1,096,275
	Series 2011-20E Class 1, 3.79%, 5/1/2031	1,441,316	1,355,068
	Series 2011-20F Class 1, 3.67%, 6/1/2031	288,031	269,895
	Series 2011-20G Class 1, 3.74%, 7/1/2031	1,644,716	1,544,233
	Series 2011-20I Class 1, 2.85%, 9/1/2031	3,103,583	2,861,151
	Series 2011-20K Class 1, 2.87%, 11/1/2031	2,490,165	2,288,707
	Series 2012-20D Class 1, 2.67%, 4/1/2032	2,129,866	1,943,153
	Series 2012-20J Class 1, 2.18%, 10/1/2032	1,807,642	1,628,842
	Series 2012-20K Class 1, 2.09%, 11/1/2032	1,243,858	1,117,733
	Total U.S. Government Agencies (Cost $30,864,885)		27,457,271
	Mortgage Backed — 20.9%
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-2 Class A3, 5.00% due 1/26/2065	5,100,473	4,766,260
[b,c]	Series 2023-1 Class A1, 4.75% due 9/26/2067	14,637,390	13,990,630
[b,c]	Series 2023-2 Class A1, 4.65% due 10/25/2067	5,335,004	5,075,516
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	4,494,338	4,219,384
[b,c]	Series 2019-1 Class A3, 4.208% due 1/25/2049	2,352,073	2,171,080
[b,c]	Series 2019-2 Class A1, 3.347% due 4/25/2049	1,944,149	1,811,744
[b,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	4,519,901	4,154,060

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Series 2020-1 Class A2, 2.927% due 3/25/2055	$ 6,518,000	$ 5,458,082
[c]	Series 2020-1 Class A3, 3.328% due 3/25/2055	4,500,000	3,692,049
[c]	Series 2020-1 Class M1, 4.277% due 3/25/2055	3,189,000	2,585,073
[b,c]	Series 2021-1R Class A1, 1.175% due 10/25/2048	9,318,430	7,433,412
[c]	Series 2022-1 Class M1, 3.65% due 12/25/2056	7,338,000	5,038,951
[c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	744,790	726,799
[b,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.253% due 2/25/2055	3,285,000	2,949,691
[c]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	4,600,000	3,689,662
	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO,
[b,c]	Series 2016-SH1 Class M3, 3.75% due 4/25/2045	1,954,868	1,730,503
[b,c]	Series 2016-SH2 Class M3, 3.75% due 12/25/2045	2,388,302	2,137,596
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	14,632,532	12,979,017
[b,c]	Series 2022-2 Class M1, 4.609% due 3/25/2067	14,163,000	11,598,744
[b,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	8,975,729	8,896,251
[b,c]	CIM Trust, Whole Loan Securities Trust CMO, Series 2018-INV1 Class A4, 4.00% due 8/25/2048	755,487	693,202
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b]	Series 2004-HYB2 Class B1, 4.308% due 3/25/2034	50,787	44,881
[b,c]	Series 2014-A Class A, 4.00% due 1/25/2035	521,242	487,230
[b,c]	Series 2014-J1 Class B4, 3.626% due 6/25/2044	1,489,969	1,264,760
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	23,418,489	19,895,205
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2013-HYB1 Class B3, 6.397% due 4/25/2043	242,851	240,307
[b,c]	Series 2021-AFC1 Class-A1, 0.83% due 3/25/2056	9,227,999	7,131,486
[b,c]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	11,581,356	9,405,452
[b,c]	Series 2021-NQM8 Class-A1, 1.841% due 10/25/2066	16,163,370	13,327,209
[b,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	12,250,782	11,792,271
[b,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	3,609,190	3,279,580
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-2 Class A1, 2.739% due 11/25/2059	3,596,433	3,326,032
[b,c]	Series 2021-2 Class A1, 0.931% due 6/25/2066	10,777,882	8,420,418
[b,c]	Series 2022-1 Class A1, 2.206% due 1/25/2067	18,906,660	15,719,877
	Federal Home Loan Mtg Corp.,
	Pool 841362, 1.722% (2.15% - SOFR30A) due 2/1/2052	6,633,573	5,881,611
	Pool 841377, 1.952% (2.23% - SOFR30A) due 4/1/2052	6,895,562	6,144,363
	Pool D98887, 3.50% due 1/1/2032	724,464	692,335
	Pool G16710, 3.00% due 11/1/2030	274,878	261,272
	Pool RE6097, 2.00% due 5/1/2051	27,090,488	21,400,865
	Pool SE9046, 3.00% due 12/1/2051	23,734,303	20,753,670
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3195 Class PD, 6.50% due 7/15/2036	202,450	207,348
	Series 3919 Class VB, 4.00% due 8/15/2024	51,833	51,484
	Series 3922 Class PQ, 2.00% due 4/15/2041	126,170	119,294
	Series 4050 Class MV, 3.50% due 8/15/2023	25,440	25,327
	Series 4120 Class TC, 1.50% due 10/15/2027	504,926	470,084
	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates, CMBS, Series K071 Class A2, 3.286% due 11/25/2027	4,420,000	4,180,409
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	12,435,792	10,978,815
	Pool SD1374, 3.00% due 3/1/2052	14,670,688	12,935,805
	Pool SD1588, 5.00% due 9/1/2052	9,647,179	9,512,298
	Pool SD1626, 5.00% due 10/1/2052	14,426,336	14,263,465
	Pool SD1669, 2.50% due 1/1/2052	26,511,317	22,480,983
	Pool SD8205, 2.50% due 4/1/2052	25,641,779	21,729,492
	Pool SD8219, 2.50% due 6/1/2052	24,886,201	21,089,196
	Federal Home Loan Mtg Corp., UMBS Collateral , Pool RA7373, 3.00% due 5/1/2052	5,790,174	5,103,235
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	936,056	840,973
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	8,798,970	7,618,312
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	578,628	511,436
	Federal National Mtg Assoc.,
	Pool BM6929, 1.926% (2.13% - SOFR30A) due 7/1/2051	4,954,417	4,466,720
	Pool BM7067, 2.50% due 6/1/2051	3,499,935	2,908,195
	Pool CB2214, 1.549% (2.21% - SOFR30A) due 11/1/2051	5,671,137	5,033,415
	Federal National Mtg Assoc., CMO REMIC,
[b]	Series 2009-17 Class AH, 0.553% due 3/25/2039	322,671	240,280

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Series 2012-129 Class LA, 3.50% due 12/25/2042	$ 1,285,420	$ 1,183,372
[b]	Series 2013-81 Class FW, 5.45% (LIBOR 1 Month + 0.30%) due 1/25/2043	3,206,165	3,125,407
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	683,506	668,539
	Pool AS9749, 4.00% due 6/1/2047	8,760	8,340
	Pool BM4324, 3.50% due 7/1/2033	2,519,156	2,416,605
	Pool BP9550, 2.50% due 7/1/2035	8,483	7,749
	Pool BP9589, 2.50% due 8/1/2035	728,403	665,369
	Pool BW8669, 5.00% due 9/1/2052	9,069,725	8,885,623
	Pool CB1810, 3.00% due 10/1/2051	13,976,930	12,324,093
	Pool CB3880, 5.00% due 6/1/2052	5,633,845	5,555,092
	Pool FS0898, 3.00% due 2/1/2052	32,602,721	28,790,370
	Pool MA3465, 4.00% due 9/1/2038	3,242,435	3,137,512
	Pool MA3953, 2.50% due 3/1/2030	2,615,322	2,429,432
	Pool MA4390, 2.00% due 7/1/2031	1,267,617	1,168,880
	Pool MA4493, 2.50% due 12/1/2051	20,227,002	17,163,261
	Pool MA4579, 3.00% due 4/1/2052	29,113,866	25,650,958
	Pool MA4599, 3.00% due 5/1/2052	17,597,502	15,486,104
[b,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	1,541,648	1,379,608
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-NQM3 Class A1, 2.686% due 11/25/2059	4,151,035	3,902,359
[b,c]	Series 2021-CM1 Class A, 1.469% due 4/25/2065	10,013,011	9,042,877
[b,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	21,245,958	19,000,904
[b,c]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	12,990,678	10,030,219
	Government National Mtg Assoc., CMO, Series 2016-32 Class LJ, 2.50% due 12/20/2040	196,501	195,502
	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-PJ2 Class B3, 3.564% due 7/25/2050	5,159,701	4,187,671
[b]	Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	14,276,588	14,238,481
[b,c]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2022-1 A Class A1, 5.082% due 7/25/2067	5,622,609	5,476,457
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	16,691,100	14,027,821
[b,c]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	21,879,293	18,371,534
[b,c]	Series 2022- NQM1 Class A1, 2.493% due 2/25/2067	38,002,255	33,041,337
[b,c]	Series 2022-NQM2 Class A1, 3.638% due 3/25/2067	22,520,100	20,385,277
[b,c]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	27,878,825	26,662,839
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2014-IVR3 Class B4, 4.587% due 9/25/2044	1,940,616	1,844,012
[b,c]	Series 2018-3 Class B2, 3.71% due 9/25/2048	2,434,154	2,135,929
[b,c]	Series 2018-6 Class B2, 3.892% due 12/25/2048	997,493	892,973
[b,c]	Series 2019-5 Class B3, 4.476% due 11/25/2049	7,935,898	7,191,248
[b,c]	Series 2019-HYB1 Class B3, 4.621% due 10/25/2049	5,563,965	5,005,603
[b,c]	Series 2019-INV2 Class B3A, 3.747% due 2/25/2050	9,199,172	7,510,898
[b,c]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	36,468,490	29,611,445
[b,c]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	13,514,598	11,349,481
[b,c]	Series 2022-2 Class A6A, 2.50% due 8/25/2052	32,354,842	28,263,835
[b,c]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	9,159,736	8,547,822
[b]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 4.176% due 8/25/2034	137,196	127,691
[b,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	1,220,616	1,163,977
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-NQM3 Class A1, 1.014% due 1/26/2065	3,240,654	2,905,666
[b,c]	Series 2021-AEI1 Class A4, 2.50% due 8/25/2051	16,436,018	14,000,335
[b,c]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	4,194,005	3,794,954
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	24,056,200	19,969,752
[b,c]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,995,000	3,810,298
[b,c]	Series 2022-NQM1 Class A3, 4.20% due 12/25/2066	13,129,000	10,538,847
[b,c]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	19,498,972	18,119,047
[b,c]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	14,334,580	14,103,991
	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS, Series 2015-C22 Class A4, 3.306% due 4/15/2048	1,100,000	1,040,632
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2017-2A Class A3, 4.00% due 3/25/2057	3,000,830	2,793,771
[b,c]	Series 2017-3A Class A1, 4.00% due 4/25/2057	3,675,015	3,456,142
[b,c]	Series 2017-4A Class A1, 4.00% due 5/25/2057	3,973,375	3,630,650
[b,c]	Series 2017-5A Class A1, 6.65% (LIBOR 1 Month + 1.50%) due 6/25/2057	288,500	285,738
[b,c]	Series 2017-6A Class A1, 4.00% due 8/27/2057	1,796,807	1,657,623
[b,c]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	2,149,807	2,016,928

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,c]	Series 2018-2A Class A1, 4.50% due 2/25/2058	$ 3,810,309	$ 3,601,731
[b,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	2,204,305	2,057,475
[b,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	40,896,744	37,117,141
[b,c]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	18,439,548	14,417,094
[c]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	7,655,652	6,206,834
[b,c]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	46,713,912	38,034,091
	PRKCM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	30,524,227	23,988,619
[b,c]	Series 2021-AFC2 Class A1, 2.071% due 11/25/2056	16,998,668	14,052,069
[b,c]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A1, 4.40% due 4/25/2067	32,912,793	31,299,882
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	296,640	296,640
[b,c]	Rate Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-J1 Class A9, 2.50% due 1/25/2052	50,982,290	43,094,561
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B3, 3.474% due 2/25/2050	3,097,327	2,617,695
	Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-1 Class HA, 3.00% due 1/25/2056	4,492,267	4,153,778
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	7,852,833	7,302,969
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	7,262,114	6,513,952
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	4,790,996	4,377,549
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	10,690,514	9,845,432
	Series 2018-3 Class HA, 3.00% due 8/25/2057	13,029,630	11,946,925
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	8,539,382	8,022,245
	Series 2018-4 Class HA, 3.00% due 3/25/2058	10,990,703	10,052,992
	Series 2019-1 Class MA, 3.50% due 7/25/2058	21,733,771	20,350,140
	Series 2019-2 Class MA, 3.50% due 8/25/2058	22,821,743	21,311,343
	Series 2019-3 Class MA, 3.50% due 10/25/2058	10,801,542	10,119,815
	Series 2019-4 Class MA, 3.00% due 2/25/2059	17,639,682	16,093,812
	Series 2020-1 Class MA, 2.50% due 8/25/2059	2,946,958	2,662,355
	Series 2020-2 Class MA, 2.00% due 11/25/2059	22,165,134	19,610,343
	Series 2020-3 Class MA, 2.00% due 5/25/2060	12,593,214	11,103,603
	Series 2020-3 Class MT, 2.00% due 5/25/2060	3,824,121	3,122,733
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2019-2 Class A1C, 2.75% due 9/25/2029	15,790,198	14,434,541
	Series 2019-3 Class A1C, 2.75% due 11/25/2029	2,660,434	2,427,905
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	23,421,584	20,771,484
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	31,489,781	27,661,839
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b]	Series 2013-6 Class B4, 3.516% due 5/25/2043	716,584	501,860
[b]	Series 2013-7 Class B4, 3.508% due 6/25/2043	467,924	353,020
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-3 Class A1, 2.703% due 9/25/2059	393,476	380,145
[b,c]	Series 2019-3 Class A3, 3.082% due 9/25/2059	683,765	657,746
[b,c]	Series 2020-2 Class A1, 1.381% due 5/25/2065	10,323,319	9,169,361
[b,c]	Series 2020-2 Class A2, 1.587% due 5/25/2065	2,005,815	1,758,747
[b,c]	Series 2020-2 Class A3, 1.895% due 5/25/2065	684,807	600,933
[b,c]	Series 2021-2 Class A1, 1.737% due 12/25/2061	15,181,888	12,181,678
[b,c]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	892,973	820,231
[b,c]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	42,985,495	34,631,101
[b]	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2, 5.52% due 3/25/2033	298,647	297,798
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2016-5 Class A1, 2.50% due 10/25/2056	607,806	598,116
[b,c]	Series 2017-1 Class A1, 2.75% due 10/25/2056	283,883	279,676
[b,c]	Series 2018-1 Class A1, 3.00% due 1/25/2058	307,514	294,359
[b,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	13,139,356	12,498,263
[b,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	8,263,502	7,978,105
[b,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	24,627,221	23,188,248
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-1 Class M1, 3.021% due 1/25/2060	5,000,000	4,194,883
[b,c]	Series 2021-R1 Class A1, 0.82% due 10/25/2063	6,404,699	5,675,488
[b,c]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1, 1.475% due 4/25/2065	4,487,291	4,047,523
[b,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B4, 3.846% due 3/20/2045	1,099,435	995,074
	Total Mortgage Backed (Cost $1,649,788,686)		1,484,183,918

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Short-Term Investments — 1.0%
[g]	Thornburg Capital Management Fund	6,868,058	$ 68,680,584
	Total Short-Term Investments (Cost $68,680,584)		68,680,584
	Total Investments — 98.6% (Cost $7,515,864,725)		$7,008,043,401
	Other Assets Less Liabilities — 1.4%		98,869,064
	Net Assets — 100.0%		$7,106,912,465

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2023.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate value of these securities in the Fund’s portfolio was $3,489,939,664, representing 49.11% of the Fund’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Bond in default.
f	Non-income producing.
g	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
DAC	Designated Activity Company
ETM	Escrowed to Maturity
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
SPV	Special Purpose Vehicle
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers eight classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2023 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/23	Dividend Income
Thornburg Capital Mgmt. Fund	$118,768,589	$1,446,664,050	$(1,496,752,055)	$-	$-	$68,680,584	$5,483,161